Divestitures (Detail) (Intel Media Assets [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 29, 2014
Intel Media Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 150